Capital Structure (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	Jul. 22, 2020	Dec. 31, 2020	Dec. 31, 2019	Jun. 03, 2020
Class of Warrant or Right [Line Items]
Common stock and preferred stock, shares authorized (in shares)		750,000,000		750,000,000
Common stock, shares authorized (in shares)		600,000,000	600,000,000	600,000,000
Preferred stock, shares authorized (in shares)		150,000,000	150,000,000	150,000,000
Number of shares called by each warrant (in shares)		1
Warrant exercise price per share (in dollars per share)		$ 11,500,000
Warrant period following business combination		30 months
Number of warrants exercised (in shares)		129,085
Proceeds from issuance of common stock	$ 263.1	$ 1.5
Common stock issued (in shares)	22,877,806		5,132,291
Private Warrant
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares)		760,915
Public Warrant
Class of Warrant or Right [Line Items]
Redemption price threshold (in usd per share)		$ 122,194
Warrant redemption price per share (in dollars per share)	$ 0.01